RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS - Development Management Agreements (Details)			6 Months Ended
	Jul. 01, 2021 building	Jan. 07, 2021 apartmentUnit building	Jun. 30, 2021 apartmentUnit
Development Management Agreements | CIM NY Management, LLC
Related Party Transaction [Line Items]
Management fee, percentage		4.00%
Condominium Units | Foreclosure of Mezzanine Loans
Related Party Transaction [Line Items]
Number of real estate properties secured through foreclosure		75
Condominium Units | Foreclosure of Mezzanine Loans | Consolidated properties
Related Party Transaction [Line Items]
Number of real estate properties secured through foreclosure		75	75
Rental Unit | Foreclosure of Mezzanine Loans
Related Party Transaction [Line Items]
Number of real estate properties secured through foreclosure		21
Rental Unit | Foreclosure of Mezzanine Loans | Consolidated properties
Related Party Transaction [Line Items]
Number of real estate properties secured through foreclosure		21	21
Buildings | Foreclosure of Mezzanine Loans
Related Party Transaction [Line Items]
Number of real estate properties secured through foreclosure | building		4
Buildings | Foreclosure of Mezzanine Loans | Development Management Agreements
Related Party Transaction [Line Items]
Number of real estate properties secured through foreclosure | building		4
Buildings | Foreclosure of Mezzanine Loans | Consolidated properties
Related Party Transaction [Line Items]
Number of real estate properties secured through foreclosure | building	4	4